UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_| is a restatement.

                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Cliffwood Partners LLC
Address:          11726 San Vicente Blvd. #600
                  Los Angeles, CA  90049


Form 13F File Number: 028-06233
                      ---------

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:             John H. Koval
Title:            Chief Compliance Officer
Phone:            (310) 442-0370 Ext. 222

Signature, Place and Date of Signing:

                         11726 San Vicente Blvd. #600     November 13, 2007
/s/ John H. Koval        Los Angeles, CA  90049
-------------------
John H. Koval


Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $522,281 (thousands)

List of Other Included Managers:           None

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  COLUMN 1           COLUMN 2   COLUMN 3   COLUMN 4            COLUMN 5               COLUMN 6    COLUMN 7        COLUMN 8
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                      TITLE               VALUE    SHRS OR PRN    SH/     PUT/    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER       OF CLASS  CUSIP    (X$1,000)      AMT        PRN     CALL    DISCRETION   MANAGERS    SOLE   SHARED  NONE
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
                      Com Sh
Acadia Rlty Tr        Ben Int  004239109  $23,874.00      880,000    SH                  Yes        None      sole
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American Ld
Lease Inc               Com    027118108  $14,196.00      632,900    SH                  Yes        None      sole
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AvalonBay
Cmntys Inc              Com    053484101  $29,198.00      247,317    SH                  Yes        None      sole
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Biomed Realty
Trust Inc               Com    09063H107  $12,142.00      503,800    SH                  Yes        None      sole
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Boston Properties
Inc                     Com    101121101  $24,978.00      240,400    SH                  Yes        None      sole
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Cogdell Spencer
Inc                     Com    19238U107   $7,541.00      407,600    SH                  Yes        None      sole
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Corporate Office       Sh Ben
Pptys Tr                Int    22002T108  $13,359.00      320,900    SH                  Yes        None      sole
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Corrections Corp
Amer New              Com New  22025Y407  $12,588.00      481,000    SH                  Yes        None      sole
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DCT Industrial
Trust Inc               Com    233153105  $10,064.00      961,200    SH                  Yes        None      sole
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Douglas Emmett
Inc                     Com    25960P109  $23,813.00      962,900    SH                  Yes        None      sole
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Essex Ppty Tr
Inc                     Com    297178105  $11,969.00      101,800    SH                  Yes        None      sole
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Federal Realty         Sh Ben
Invt Tr               Int New  313747206  $31,178.00      351,900    SH                  Yes        None      sole
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Forest City
Enterprises Inc         CL A   345550107  $14,656.00      265,700    SH                  Yes        None      sole
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GMH Cmntys Tr           Com    36188G102   $8,122.00    1,048,000    SH                  Yes        None      sole
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Host Hotels &
Resorts Inc             Com    44107P104   $2,032.00       90,562    SH                  Yes        None      sole
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Kilroy Rlty Corp        Com    49427F108   $1,855.00       30,600    SH                  Yes        None      Sole
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Macerich Co             Com    554382101  $34,182.00      390,300    SH                  Yes        None      sole
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Magna Entmt Corp        CL A   559211107   $6,448.00    2,840,365    SH                  Yes        None      sole
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                        CL A
MI Devs Inc           Sub Vtg  55304X104  $26,948.00      813,900    SH                  Yes        None      sole
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Nationwide Health
Pptys Inc               Com    638620104   $1,654.00       54,900    SH                  Yes        None      sole
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Post Pptys Inc          Com    737464107   $7,678.00      198,400    SH                  Yes        None      sole
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                       Sh Ben
ProLogis                Int    743410102  $18,658.00      281,200    SH                  Yes        None      sole
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Public Storage          Com    74460D109  $14,299.00      181,800    SH                  Yes        None      sole
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SL Green Rlty
Corp                    Com    78440X101   $3,923.00       33,600    SH                  Yes        None      sole
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Stratus Pptys Inc     Com New  863167201  $16,325.00      462,080    SH                  Yes        None      sole
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Starwood Hotels
&Resorts Wrld           Com    85590A401  $19,817.00      326,200    SH                  Yes        None      sole
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Sunrise Senior
Living Inc              Com    86768K106      $99.00        2,800    SH                  Yes        None      Sole
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Tanger Factory
Outlet Ctrs I           Com    875465106  $11,420.00      281,350    SH                  Yes        None      Sole
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Target Corp             Com    87612E106   $1,462.00       23,000    SH                  Yes        None      Sole
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Taubman Ctrs Inc        Com    876664103  $49,527.00      904,600    SH                  Yes        None      sole
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Ventas Inc              Com    92276F100  $17,003.00      410,700    SH                  Yes        None      sole
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                       Sh Ben
Vornado Rlty Tr         Int    929042109  $25,293.00      231,300    SH                  Yes        None      sole
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Washington Real        Sh Ben
Estate Invt             Int    939653101  $16,520.00      497,900    SH                  Yes        None      sole
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                       Sh Ben
Winthrop Rlty Tr        Int    976391102   $9,460.00    1,405,700    SH                  Yes        None      sole
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REPORT SUMMARY    34 data records        $522,281.00
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